Royalty interests (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 37,984,188	$ 37,443,198
Australia
Statement [Line Items]
Royalty, stream and other interests, carrying amount	30,452,281	29,859,470
USA
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,210,330	2,254,422
South Africa
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,914,844	1,914,844
Brazil
Statement [Line Items]
Royalty, stream and other interests, carrying amount	604,307	612,036
Canada
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,756,817	2,756,817
Peru
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 45,609	$ 45,609